Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 1,146,557	¥ 1,073,662	¥ 832,511
Purchase	1,370,387	1,166,044	1,408,199
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	93,187	87,742	109,615
Purchase	1,176,066	1,015,921	1,241,314
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	1,053,370	985,920	722,896
Purchase	¥ 194,321	¥ 150,123	¥ 166,885